Investments (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 option year
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Number of core investment options	9
Investment options actively managed	5
Investment options passively managed	4
Retirement age | year	65
Investment contribution, minimum increment, percent	1.00%
Maximum future contribution percent In company stock fund	10.00%
Maximum plan balance, percent in company stock fund	10.00%
Number of core investment options representing broad asset class	4
EBP, Description, Available [true false]	true